Fair Value Long-term Debt, Other Temporary Investments, Nuclear Trusts (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	$ 17,757,000,000		$ 16,516,000,000
Long term Debt, Fair Value	20,907,000,000		19,259,000,000
Other Temporary Investments
Cost	316,000,000		291,000,000
Gross Unrealized Gains	8,000,000		3,000,000
Gross Unrealized Losses	0		0
Estimated Fair Value	324,000,000		294,000,000
Debt And Equity Securities Within Other Temporary Investments [Abstract]
Proceeds From Investment Sales	0		268,000,000		455,000,000
Purchases of Investments	2,000,000		154,000,000		503,000,000
Gross Realized Gains on Investment Sales	0		4,000,000		16,000,000
Gross Realized Losses on Investment Sales	0		0		0
Accumulated Other Comprehensive Income Loss Activity for Other Temporary Investments [Abstract]
Balance in AOCI	2,000,000		4,000,000
Changes in Fair Value Recognized in AOCI	2,000,000		1,000,000
Amount of Gain Loss Reclassified from Accumulated Other Comprehensive Income to Interest Income on Statement of Income			(3,000,000)
Balance in AOCI	4,000,000		2,000,000		4,000,000
Nuclear Trust Fund Investments
Estimated Fair Value	1,706,000,000		1,592,000,000
Gross Unrealized Gains	349,000,000		281,000,000
Other-Than-Temporary Impairments	(80,000,000)		(85,000,000)
Securities Activity Within the Decommissioning and SNF Trusts
Proceeds from Investment Sales	988,000,000		1,111,000,000		1,362,000,000
Purchases of Investments	1,045,000,000		1,167,000,000		1,415,000,000
Gross Realized Gains on Investment Sales	25,000,000		33,000,000		12,000,000
Gross Realized Losses on Investment Sales	9,000,000		22,000,000		2,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	1,706,000,000		1,592,000,000
Fair Value Measurements (Textuals) [Abstract]
Adjusted Cost of Debt Securities	889,000,000		862,000,000
Adjusted Cost of Domestic Equity Securities	451,000,000		431,000,000
Appalachian Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	3,702,442,000		3,726,251,000
Long term Debt, Fair Value	4,555,143,000		4,431,912,000
Indiana Michigan Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	2,057,666,000		2,057,675,000
Long term Debt, Fair Value	2,372,017,000		2,339,344,000
Nuclear Trust Fund Investments
Estimated Fair Value	1,705,772,000		1,591,732,000
Gross Unrealized Gains	348,776,000		280,196,000
Other-Than-Temporary Impairments	(79,519,000)		(83,855,000)
Securities Activity Within the Decommissioning and SNF Trusts
Proceeds from Investment Sales	987,550,000		1,110,909,000		1,361,813,000
Purchases of Investments	1,045,422,000		1,166,690,000		1,414,473,000
Gross Realized Gains on Investment Sales	24,605,000		33,382,000		11,570,000
Gross Realized Losses on Investment Sales	8,881,000		22,159,000		2,087,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	1,705,772,000		1,591,732,000
Fair Value Measurements (Textuals) [Abstract]
Adjusted Cost of Debt Securities	889,000,000		862,000,000
Adjusted Cost of Domestic Equity Securities	451,000,000		431,000,000
Ohio Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	3,860,440,000		4,054,148,000
Long term Debt, Fair Value	4,560,337,000		4,665,739,000
Public Service Co of Oklahoma [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	949,871,000		947,364,000
Long term Debt, Fair Value	1,175,759,000		1,123,306,000
Southwestern Electric Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	2,046,228,000		1,728,637,000
Long term Debt, Fair Value	2,400,509,000		2,019,094,000
Cash [Member]
Other Temporary Investments
Cost	241,000,000		216,000,000
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Estimated Fair Value	241,000,000		216,000,000
Fixed Income Funds [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	953,000,000		928,000,000
Gross Unrealized Gains	64,000,000		66,000,000
Other-Than-Temporary Impairments	(3,000,000)		(5,000,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	953,000,000		928,000,000
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	953,407,000		927,471,000
Gross Unrealized Gains	64,177,000		65,448,000
Other-Than-Temporary Impairments	(2,962,000)		(4,319,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	953,407,000		927,471,000
Mutual Funds Fixed Income [Member]
Other Temporary Investments
Cost	65,000,000		64,000,000
Gross Unrealized Gains	2,000,000		0
Gross Unrealized Losses	0		0
Estimated Fair Value	67,000,000		64,000,000
Domestic [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	736,000,000	[1]	646,000,000	[1]
Gross Unrealized Gains	285,000,000		215,000,000
Other-Than-Temporary Impairments	(77,000,000)		(80,000,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	736,000,000	[1]	646,000,000	[1]
Domestic [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	735,582,000	[1]	646,032,000	[1]
Gross Unrealized Gains	284,599,000		214,748,000
Other-Than-Temporary Impairments	(76,557,000)		(79,536,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	735,582,000	[1]	646,032,000	[1]
Mutual Funds Equity [Member]
Other Temporary Investments
Cost	10,000,000		11,000,000
Gross Unrealized Gains	6,000,000		3,000,000
Gross Unrealized Losses	0		0
Estimated Fair Value	16,000,000	[1]	14,000,000	[1]
Cash and Cash Equivalents [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	17,000,000	[2]	18,000,000	[2]
Gross Unrealized Gains	0		0
Other-Than-Temporary Impairments	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	17,000,000	[2]	18,000,000	[2]
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	16,783,000	[2]	18,229,000	[2]
Gross Unrealized Gains	0		0
Other-Than-Temporary Impairments	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	16,783,000	[2]	18,229,000	[2]
US Government Agencies Debt Securities [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	648,000,000		544,000,000
Gross Unrealized Gains	58,000,000		61,000,000
Other-Than-Temporary Impairments	(1,000,000)		(1,000,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	648,000,000		544,000,000
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	647,918,000		543,506,000
Gross Unrealized Gains	58,268,000		60,946,000
Other-Than-Temporary Impairments	(747,000)		(547,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	647,918,000		543,506,000
Corporate Debt Securities [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	35,000,000		54,000,000
Gross Unrealized Gains	5,000,000		5,000,000
Other-Than-Temporary Impairments	(1,000,000)		(2,000,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	35,000,000		54,000,000
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	35,399,000		53,979,000
Gross Unrealized Gains	4,903,000		4,932,000
Other-Than-Temporary Impairments	(1,352,000)		(1,536,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	35,399,000		53,979,000
State and Local Jurisdiction [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	270,000,000		330,000,000
Gross Unrealized Gains	1,000,000		0
Other-Than-Temporary Impairments	(1,000,000)		(2,000,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	270,000,000		330,000,000
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	270,090,000		329,986,000
Gross Unrealized Gains	1,006,000		(430,000)
Other-Than-Temporary Impairments	(863,000)		(2,236,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	270,090,000		329,986,000
Within One Year [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	81,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	81,000,000
Within One Year [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	80,993,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	80,993,000
One Year To Five Year [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	373,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	373,000,000
One Year To Five Year [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	373,532,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	373,532,000
Five Year To Ten Year [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	266,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	266,000,000
Five Year To Ten Year [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	265,885,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	265,885,000
After 10 years [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	233,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	233,000,000
After 10 years [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	232,997,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	$ 232,997,000

[1]	Amounts represent publicly traded equity securities and equity-based mutual funds.
[2]	Amounts in "Other" column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.